Basis of Presentation and Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The accompanying unaudited condensed financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the SEC regarding interim financial reporting. The U.S. dollar is the Company’s functional and reporting currency.

Basis of presentation
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The U.S. dollar is the Company’s functional and reporting currency.

Unaudited interim condensed financial statements
Unaudited interim condensed financial statements
The accompanying condensed balance sheet as of September 30, 2021, and condensed statements of operations and comprehensive loss, condensed statements of cash flows, and condensed statements of redeemable convertible preferred stock and stockholders’ equity (deficit) for the nine months ended September 30, 2021 and 2020, are unaudited. The balance sheet as of December 31, 2020, was derived from the audited financial statements as of and for the year ended December 31, 2020. The unaudited condensed financial statements have been prepared on a basis consistent with the audited annual financial statements as of and for the year ended December 31, 2020 and in the opinion of management, reflect all adjustments consisting solely of normal recurring adjustments, necessary for the fair presentation of the Company’s financial position as of September 30, 2021, and the condensed results of its operations and its cash flows for the nine months ended September 30, 2021. The financial data and other information disclosed in these notes related to the nine months ended September 30, 2021, are also unaudited. The condensed results of operations for the nine months ended September 30, 2021, are not necessarily indicative of the results to be expected for the full year ending December 31, 2021, or any other period. These unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements and the notes thereto for the year ended December 31, 2020, included in the Company’s final prospectus dated May 13, 2021, for the IPO filed with the SEC on May 17, 2021, pursuant to Rule 424(b)(4) relating to the Company’s Registration Statement on Form
S-1,
as amended (File
No. 333-255492).

Reclassification		Reclassification Certain reclassification of prior period amounts related to restructuring activities has been made to conform to the current year presentation.
Emerging growth company status
Emerging growth company status
The Company is an emerging growth company as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with certain new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (1) is no longer an emerging growth company or (2) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these unaudited condensed financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Emerging growth company status
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with certain new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (1) is no longer an emerging growth company or (2) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Use of estimates
Use of estimates
The preparation of the Company’s unaudited condensed financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of expenses during the reporting period. Management estimates that affect the reported amounts of assets and liabilities include the accrual of research and development expenses, restructuring liabilities, fair value of common stock and stock-based compensation expense, and the valuation allowance for deferred tax assets. The Company evaluates and adjusts its estimates and assumptions on an ongoing basis using historical experience and other factors. Actual results could differ materially from those estimates.

Use of estimates
The preparation of the Company’s financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Management estimates that affect the reported amounts of assets and liabilities include useful lives of fixed and intangible assets, the accrual of research and development expenses, restructuring liabilities, fair value of common stock and stock-based compensation expense, and the valuation allowance for deferred tax assets. The Company evaluates and adjusts its estimates and assumptions on an ongoing basis using historical experience and other factors. Actual results could differ materially from those estimates.

Segment information
Segment information
The Company operates as a single operating segment. The Company’s chief operating decisionmaker, its Chief Executive Officer, manages the Company’s entire operations as a whole for the purposes of allocating resources, making operating decisions and evaluating financial performance.

Deferred offering costs
Deferred offering costs
Deferred offering costs consisting of legal, accounting and filing fees relating to the IPO are capitalized. The deferred offering costs were offset against the Company’s IPO proceeds upon the closing of the IPO.

Concentrations of credit risk and other risks and uncertainties
Concentrations of credit risk and other risks and uncertainties
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains bank deposits in a federally insured financial institution and these deposits may exceed federally insured limits. The Company is exposed to credit risk in the event of default by the financial institution holding its cash and cash equivalents to the extent recorded in the balance sheet. The Company has not experienced any losses on its deposits of cash and cash equivalents.
The Company’s future results of operations involve a number of other risks and uncertainties. Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, uncertainty of results of clinical trials and reaching milestones, uncertainty of regulatory approval of the Company’s current and potential future product candidates, uncertainty of market acceptance of the Company’s product candidates, competition from substitute products and larger companies, securing and protecting proprietary technology, strategic relationships and dependence on key individuals or sole-source suppliers.
The Company’s product candidates require approvals from the U.S. Food and Drug Administration and comparable foreign regulatory agencies prior to commercial sales in their respective jurisdictions. There can be no assurance that any product candidates will receive the necessary approvals. If the Company was denied approval, approval was delayed, or the Company was unable to maintain approval for any product candidate, it could have a materially adverse impact on the Company.

Concentrations of credit risk and other risks and uncertainties
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains bank deposits in a federally insured financial institution and these deposits may exceed federally insured limits. The Company is exposed to credit risk in the event of default by the financial institution holding its cash and cash equivalents to the extent recorded in the balance sheet. The Company has not experienced any losses on its deposits of cash and cash equivalents.
The Company’s future results of operations involve a number of other risks and uncertainties. Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, uncertainty of results of clinical trials and reaching milestones, uncertainty of regulatory approval of the Company’s current and potential future product candidates, uncertainty of market acceptance of the Company’s product candidates, competition from substitute products and larger companies, securing and protecting proprietary technology, strategic relationships and dependence on key individuals or sole-source suppliers.

The Company’s product candidates require approvals from the U.S. Food and Drug Administration and comparable foreign regulatory agencies prior to commercial sales in their respective jurisdictions. There can be no assurance that any product candidates will receive the necessary approvals. If the Company was denied approval, approval was delayed, or the Company was unable to maintain approval for any product candidate, it could have a materially adverse impact on the Company.

Impact of the COVID-19 pandemic
Impact of the
COVID-19
pandemic
The
COVID-19
pandemic continues to evolve. The extent of the impact of the
COVID-19
pandemic on the Company’s business, operations, and development timelines and plans remains uncertain, and will depend on certain developments, including the duration and spread of the outbreak and its impact on the Company’s development activities, planned clinical trial enrollment, future trial sites, contract research organizations, third-party manufacturers, and other third parties with whom the Company does business, as well as its impact on regulatory authorities and the Company’s key scientific and management personnel. The ultimate impact of the
COVID-19
pandemic or a similar health epidemic is highly uncertain and subject to change. To the extent possible, the Company is conducting business as usual, with necessary or advisable modifications to employee travel and with the Company’s employees working remotely. The Company will continue to actively monitor the evolving situation related to the
COVID-19
pandemic and may take further actions that alter the Company’s operations, including those that may be required by federal, state or local authorities, or that the Company determines are in the best interests of its employees and other third parties with whom the Company does business. At this point, the extent to which the
COVID-19
pandemic may affect the Company’s business,
operations and development timelines and plans, including the resulting impact on expenditures and capital needs, remains uncertain.

Impact of the
COVID-19
coronavirus
The
COVID-19
pandemic continues to rapidly evolve. The extent of the impact of the
COVID-19
pandemic on the Company’s business, operations and development timelines and plans remains uncertain, and will depend on certain developments, including the duration and spread of the outbreak and its impact on the Company’s development activities, planned clinical trial enrollment, future trial sites, contract research organizations, third-party manufacturers, and other third parties with whom the Company does business, as well as its impact on regulatory authorities and the Company’s key scientific and management personnel. The ultimate impact of the
COVID-19
pandemic or a similar health epidemic is highly uncertain and subject to change. To the extent possible, the Company is conducting business as usual, with necessary or advisable modifications to employee travel and with the Company’s employees working remotely. The Company will continue to actively monitor the rapidly evolving situation related to the
COVID-19
pandemic and may take further actions that alter the Company’s operations, including those that may be required by federal, state or local authorities, or that the Company determines are in the best interests of its employees and other third parties with whom the Company does business. At this point, the extent to which the
COVID-19
pandemic may affect the Company’s business, operations and development timelines and plans, including the resulting impact on expenditures and capital needs, remains uncertain.

Cash and cash equivalents
Cash and cash equivalents
The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. Cash equivalents consist of money market funds and are stated at fair value.

Cash and cash equivalents
The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. Cash equivalents consist of money market funds and are stated at fair value.

Restricted cash
Restricted cash
Restricted cash represents cash held by a financial institution as collateral for a letter of credit securing its operating lease for office and laboratory space and as collateral for a credit card, which are classified within current and non-current
assets on the condensed balance sheets.

Restricted cash
Restricted cash represents cash held by a financial institution as collateral for a letter of credit securing its operating lease for office and laboratory space and as collateral for a credit card, which are classified within current and non-current
assets on the balance sheets.

Comprehensive loss
Comprehensive loss
Comprehensive loss consists of net loss and other gains and losses affecting redeemable convertible preferred stock and stockholders’ equity (deficit) that, under U.S. GAAP, are excluded from net loss. The Company has no items of other comprehensive loss for the nine months ended September 30, 2021 and 2020. As such, net loss equals comprehensive loss.

Comprehensive loss
Comprehensive loss consists of net loss and other gains and losses affecting redeemable convertible preferred stock and stockholders’ deficit that, under U.S. GAAP, are excluded from net loss. The Company has no items of other comprehensive loss for the years ended December 31, 2019 and 2020. As such, net loss equals comprehensive loss.

Property and equipment, net
Property and equipment, net
Property and equipment are recorded at cost, less accumulated depreciation. Depreciation expense is recognized using the straight-line method over the useful life of the asset category, for which each category the useful life is estimated at five years. Leasehold improvements are capitalized and amortized over the shorter of the lease term or the estimated useful life of the related asset. Expenditures for repairs and maintenance of assets are charged to expense as incurred, whereas major improvements are capitalized as additions to property and equipment. Amortization of assets under capital leases is included in depreciation expense. Upon retirement or sale, the cost and related accumulated depreciation of assets disposed of are removed from the accounts and any resulting gain or loss is reflected in the statement of operations and comprehensive loss.

Impairment of long-lived assets
Impairment of long-lived assets
The Company reviews its long-lived assets, including property and equipment and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition are less than the carrying amount. The impairment loss, if recognized, would be based on the excess of the carrying value of the impaired asset over its respective fair value. During the years ended December 31, 2019 and 2020, the Company recorded asset impairments totaling $10 and $1,185, respectively, on certain intangible assets and certain laboratory and office equipment (see Note 3).

Research and development costs
Research and development costs
Research and development costs are expensed as incurred and consist primarily of employees’ salaries and related benefits, including stock-based compensation and termination expenses for employees engaged in research and development efforts, allocated overhead including rent, depreciation, information technology and utilities, contracted services, license fees, and external expenses to conduct and support the Company’s operations that are directly attributable to the Company’s research and development efforts. Payments made to third parties under these arrangements in advance of the performance of the related services by the third parties are recorded as prepaid expenses until the services are rendered.
Costs incurred in obtaining technology licenses including upfront and milestone payments incurred under the Company’s licensing agreements are recorded as expense in the period in which they are incurred, provided that the licensed technology, method or process has no alternative future uses other than for the Company’s research and development activities.

Research and development costs
Research and development costs are expensed as incurred and consist primarily of employees’ salaries and related benefits, including stock-based compensation and termination expenses for employees engaged in research and development efforts, allocated overhead including rent, depreciation, information technology and utilities, contracted services, license fees, and external expenses to conduct and support the Company’s operations that are directly attributable to the Company’s research and development efforts. Payments made to third parties under these arrangements in advance of the performance of the related services by the third parties are recorded as prepaid expenses until the services are rendered.
Costs incurred in obtaining technology licenses including upfront and milestone payments incurred under the Company’s licensing agreements are recorded as expense in the period in which they are incurred, provided that the licensed technology, method or process has no alternative future uses other than for the Company’s research and development activities.

Research contract costs and accruals
Research contract costs and accruals
The Company enters into various research and development and other agreements with commercial firms, researchers, and others for provisions of goods and services from time to time. These agreements are generally cancellable, and the related costs are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research and development costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies or clinical trials, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ materially from the Company’s estimates.

Research contract costs and accruals
The Company enters into various research and development and other agreements with commercial firms, researchers, and others for provisions of goods and services from time to time. These agreements are generally cancellable, and the related costs are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research and development costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies or clinical trials, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ materially from the Company’s estimates.

Redeemable convertible preferred stock
Redeemable convertible preferred stock
The Company records all shares of redeemable convertible preferred stock at their respective fair values on the dates of issuance, net of issuance costs. The carrying value of the Company’s redeemable convertible preferred stock is adjusted to reflect dividends if and when declared by the Company’s board of directors. No dividends have been declared by the board of directors since inception. The Company classifies its redeemable convertible preferred stock separate from total stockholders’ equity (deficit), as the redemption of such stock is not solely under the control of the Company.

Redeemable convertible preferred stock
The Company records all shares of redeemable convertible preferred stock at their respective fair values on the dates of issuance, net of issuance costs. The carrying value of the Company’s redeemable convertible preferred stock is adjusted to reflect dividends if and when declared by the Company’s board of directors. No dividends have been declared by the board of directors since inception. The Company classifies its redeemable convertible preferred stock separate from total stockholders’ deficit, as the redemption of such stock is not solely under the control of the Company.

Stock-based compensation
Stock-based compensation
The Company recognizes compensation expense based on estimated fair values for all stock-based payment awards made to the Company’s employees, nonemployee directors and consultants that are expected to vest. The valuation of stock option awards is determined at the date of grant using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the Company to make assumptions and judgements about the inputs used in the calculations, such as the fair value of the common stock, expected term, expected volatility of the Company’s common stock, risk-free interest rate and expected dividend yield. The valuation of restricted stock awards is measured by the fair value of the Company’s common stock on the date of the grant.
For all stock options granted, the Company calculated the expected term using the simplified method (derived from the average midpoint between the weighted average vesting period and the contractual term of the award) for “plain vanilla” stock option awards, as the Company has limited historical information to develop expectations about future exercise patterns and post vesting employment termination behavior. The estimate of expected volatility is based on comparative companies’ volatility. The risk-free rate is based on the yield available on United States Treasury zero-coupon
issues corresponding to the expected term of the award. The Company records forfeitures when they occur.
The fair value of the shares of common stock underlying the stock options has historically been determined by the board of directors with the assistance of management and input from an independent third-party valuation firm, as there was no public market for the common stock. The board of directors determined the fair value of the Company’s common stock by considering a number of objective and subjective factors, including the valuation of comparable companies, sales of redeemable convertible preferred stock, the Company’s operating and financial performance, the lack of liquidity of common stock, and general and industry specific economic outlook, amongst other factors.
The Company records compensation expense for service-based awards on a straight-line basis over the requisite service period, which is generally the vesting period of the award. The amount of stock-based compensation expense recognized during a period is based on the value of the portion of the awards that are ultimately expected to vest.

Stock-Based compensation
The Company recognizes compensation expense based on estimated fair values for all stock-based payment awards made to the Company’s employees, nonemployee directors and consultants that are expected to vest. The valuation of stock option awards is determined at the date of grant using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the Company to make assumptions and judgements about the inputs used in the calculations, such as the fair value of the common stock, expected term, expected volatility of the Company’s common stock, risk-free interest rate and expected dividend yield. The valuation of restricted stock awards is measured by the fair value of the Company’s common stock on the date of the grant.
For all stock options granted, the Company calculated the expected term using the simplified method (derived from the average midpoint between the weighted average vesting period and the contractual term of the award) for “plain vanilla” stock option awards, as the Company has limited historical information to develop expectations about future exercise patterns and post vesting employment termination behavior. The estimate of expected volatility is based on comparative companies’ volatility. The risk-free rate is based on the yield available on United States Treasury zero-coupon
issues corresponding to the expected term of the award. The Company records forfeitures when they occur.
The fair value of the shares of common stock underlying the stock options has historically been determined by the board of directors with the assistance of management and input from an independent third-party valuation firm, as there was no public market for the common stock. The board of directors determines the fair value of the Company’s common stock by considering a number of objective and subjective factors, including the valuation of comparable companies, sales of redeemable convertible preferred stock, the Company’s operating and financial performance, the lack of liquidity of common stock, and general and industry specific economic outlook, amongst other factors.
The Company records compensation expense for service-based awards on a straight-line basis over the requisite service period, which is generally the vesting period of the award. The amount of stock-based compensation expense recognized during a period is based on the value of the portion of the awards that are ultimately expected to vest.

Income taxes
Income taxes
The Company did not record an income tax provision for the nine months ended September 30, 2021 and 2020 as net operating losses have been incurred since inception. The net deferred tax assets generated from net operating losses are fully offset by a valuation allowance.

Income taxes
The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.
The Company accounts for uncertainty in income taxes recognized in the financial statements by applying a two-step
process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that is more likely than not of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax allowance, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

Net loss per share attributable to common stockholders
Net loss per share attributable to common stockholders
Net loss per share of common stock is computed using the
two-class
method required for multiple classes of common stock and participating securities based upon their respective rights to receive dividends as if all income for the period has been distributed. The rights, including the liquidation and dividend rights and sharing of losses, of the Class A and Class B common stock are identical, other than voting rights. As the liquidation and dividend rights and sharing of losses are identical, the undistributed earnings are allocated on a proportionate basis and the resulting net loss per share attributed to common stockholders is therefore the same for Class A and Class B common stock on an individual or combined basis.

The Company’s participating securities include the Company’s redeemable convertible preferred stock, as the holders were entitled to receive noncumulative dividends on a pari passu basis in the event that a dividend is paid on common stock. The Company also considers any shares issued on the early exercise of stock options subject to repurchase to be participating securities because holders of such shares have non-forfeitable
dividend rights in the event a dividend is paid on common stock. The holders of redeemable convertible preferred stock, as well as the holders of early exercised shares subject to repurchase, did not and do not have a contractual obligation to share in losses of the Company, and therefore during periods of loss there is no allocation required under the two-class
method.
Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, adjusted for outstanding shares that are subject to repurchase.
Diluted net loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted
method based on the nature of such securities. For periods in which the Company reports net losses, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, because potentially dilutive shares are not assumed to have been issued if their effect is anti-dilutive.

Net loss per share attributable to common stockholders
Net loss per share of common stock is computed using the
two-class
method required for multiple classes of common stock and participating securities based upon their respective rights to receive dividends as if all income for the period has been distributed. The rights, including the liquidation and dividend rights and sharing of losses, of the Class A and Class B common stock are identical, other than voting rights. As the liquidation and dividend rights and sharing of losses are identical, the undistributed earnings are allocated on a proportionate basis and the resulting net loss per share attributed to common stockholders is therefore the same for Class A and Class B common stock on an individual or combined basis.
The Company’s participating securities include the Company’s redeemable convertible preferred stock, as the holders are entitled to receive noncumulative dividends on a pari passu basis in the event that a dividend is paid on common stock. The Company also considers any shares issued on the early exercise of stock options subject to repurchase to be participating securities because holders of such shares have non-forfeitable
dividend rights in the event a dividend is paid on common stock. The holders of redeemable convertible preferred stock, as well as the holders of early exercised shares subject to repurchase, do not have a contractual obligation to share in losses of the Company, and therefore during periods of loss there is no allocation required under the two-class
method.
Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, adjusted for outstanding shares that are subject to repurchase.
Diluted net loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted
method based on the nature of such securities. For periods in which the Company reports net losses, diluted net loss per common share attributable to common stockholders is the same as basic net loss per common share attributable to common stockholders, because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Leases
Leases
The Company leases office and laboratory space under operating leases and laboratory equipment under capital leases. Leases for which the Company assumes substantially all risks and rewards incidental to ownership of the leased assets are classified as capital leases. The leased assets and the corresponding lease liabilities (net of interest charges) are recognized on the balance sheet as property and equipment, based on the cost of the equipment, and borrowings, respectively, at the inception of the related lease. Each lease payment is apportioned between the reduction of the outstanding lease liability and the related interest expense. The interest expense is recorded on a basis that reflects a constant periodic rate of interest on the outstanding finance lease liability.
Leases for which substantially all risks and rewards incidental to ownership are retained by the lessors are classified as operating leases. Payments made under operating leases (net of any incentive received from the lessors) are recorded on a straight-line basis over the period of the lease.

Leases
The Company leases office and laboratory space under operating leases and laboratory equipment under capital leases. Leases for which the Company assumes substantially all risks and rewards incidental to ownership of the leased assets are classified as capital leases. The leased assets and the corresponding lease liabilities (net of interest charges) are recognized on the balance sheet as property and equipment, based on the cost of the equipment, and borrowings, respectively, at the inception of the related lease. Each lease payment is apportioned between the reduction of the outstanding lease liability and the related interest expense. The interest expense is recorded on a basis that reflects a constant periodic rate of interest on the outstanding finance lease liability.
Leases for which substantially all risks and rewards incidental to ownership are retained by the lessors are classified as operating leases. Payments made under operating leases (net of any incentive received from the lessors) are recorded on a straight-line basis over the period of the lease.

Restructuring costs
Restructuring costs
Restructuring costs primarily consist of contract termination costs related to leases and employee termination costs. The Company recognizes restructuring charges when the liability has been incurred. Key assumptions in determining the restructuring costs include the terms and payments that may be negotiated to terminate certain contractual obligations, cease use date of leased property and equipment, and the timing of employees leaving the Company.
Accretion expenses related to restructuring costs are included in general and administrative expenses.

Restructuring costs
Restructuring costs primarily consist of contract termination costs related to leases and employee termination costs. The Company recognizes restructuring charges when the liability has been incurred. Key assumptions in determining the restructuring costs include the terms and payments that may be negotiated to terminate certain contractual obligations, cease use date of leased property and equipment, and the timing of employees leaving the Company. Accretion expenses related to restructuring costs are included in general and administrative expenses.

Fair value option
Fair value option
The convertible notes issued in 2020, for which the Company elected the fair value option, are accounted for at fair value on a recurring basis with changes in fair value recognized in the statement of operations and comprehensive loss. Interest accrued on the convertible notes was recorded to interest expense during the periods in which the convertible notes were outstanding.

Fair value option
The convertible notes issued in 2020, for which the Company elected the fair value option, are accounted for at fair value on a recurring basis with changes in fair value recognized in the statement of operations and comprehensive loss. Interest accrued on the convertible notes is recorded to interest expense.

Fair value measurements
Fair value measurements
Fair value is defined as the exchange price to sell an asset or transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Fair value should be based on the assumptions market participants would use when pricing the asset or liability. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.
Fair value measurements are classified and disclosed in one of the following three categories:
Level 1—Quoted unadjusted prices for identical instruments in active markets.
Level 2—Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all observable inputs and significant value drivers are observable in active markets.
Level 3—Model derived valuations in which one or more significant inputs or significant value drivers are unobservable, including assumptions developed by the Company.
The carrying amounts of the Company’s cash and cash equivalents, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair value due to their short-term nature.
Money market funds are highly liquid investments that are actively traded. The pricing information for the Company’s money market funds are readily available and can be independently validated as of the measurement date. This approach results in the classification of these securities as Level 1 of the fair value hierarchy.
The Company’s
non-marketable
equity securities (Note 5) are measured at fair value using an option pricing valuation methodology. The option pricing methodology relies on risk-neutral valuation which calculates the value of an asset by discounting the expected value of its future payoffs at the risk-free rate of return. The fair value of the non-marketable
equity securities is derived from quoted prices for similar instruments and observable inputs in active markets. This approach results in the classification of these securities as Level 2 of the fair value hierarchy.
There were no transfers between Levels 1, 2, or 3 for any of the periods presented. As of September 30, 2021, and December 31, 2020, the Company held $84,810 and $52,301, respectively, in money market funds with no unrealized gains or losses.

Fair value measurements
Fair value is defined as the exchange price to sell an asset or transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Fair value should be based on the assumptions market participants would use when pricing the asset or liability. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.
Fair value measurements are classified and disclosed in one of the following three categories:
Level 1—Quoted unadjusted prices for identical instruments in active markets.
Level 2—Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all observable inputs and significant value drivers are observable in active markets.
Level 3—Model derived valuations in which one or more significant inputs or significant value drivers are unobservable, including assumptions developed by the Company.
The carrying amounts of the Company’s cash and cash equivalents, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair value due to their short-term nature.
Money market funds are highly liquid investments that are actively traded. The pricing information for the Company’s money market funds are readily available and can be independently validated as of the measurement date. This approach results in the classification of these securities as Level 1 of the fair value hierarchy. There were no transfers between Levels 1, 2, or 3 for any of the periods presented. As of December 31, 2019, and 2020, the Company held $2,470 and $52,301, respectively, in money market funds with no unrealized gains or losses.
The estimated fair value of the convertible notes, which is classified as Level 3 of the fair value hierarchy, is determined by using a scenario-based analysis that estimates the fair value of the convertible notes based on the probability-weighted present value of expected future investment returns, considering possible outcomes available to the noteholder, including conversions in subsequent equity financings, change of control transactions, settlement and dissolution.

Recently adopted accounting pronouncements
Recently adopted accounting pronouncements
In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.
The standard simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The Company adopted this standard as of January 1, 2021. The adoption of this standard did not have a material impact on its unaudited condensed financial statements.
On June 20, 2018, the FASB issued ASU
No. 2018-07,
Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting
, to reduce cost and complexity and to improve financial reporting for share-based payments issued to nonemployees (for example, service providers, external legal counsel, suppliers, etc.). This includes allowing for the measurement of awards at the grant date and recognition of awards with performance conditions when those conditions are probable, both of which are earlier than under current guidance for nonemployee awards. The Company adopted this standard as of January 1, 2020 on a retrospective basis. The adoption of this standard did not have a material impact on its unaudited condensed financial statements.
In August 2018, the FASB issued ASU
No. 2018-13,
Disclosure Framework – Changes to
 the Disclosure Requirements for Fair Value Measurement
, which amends ASC 820, Fair Value Measurement. This standard modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The Company adopted this standard as of January 1, 2020 on a retrospective basis. The adoption of this standard did not have a material impact on its unaudited condensed financial statements.

Recently adopted accounting pronouncements
In November 2016, the FASB issued Accounting Standards Update (“ASU”)
2016-18,
Statement of Cash Flows – Restricted Cash
(Topic 230)
. This standard requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period
and
end-of-period
total amounts shown on the statement of cash flows. The Company adopted this standard as of January 1, 2019 on a retrospective basis. The adoption of this standard did not have a material impact on its financial statements.
On June 20, 2018, the FASB issued ASU
No. 2018-07,
Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting
, to reduce cost and complexity and to improve financial reporting for share-based payments issued to nonemployees (for example, service providers, external legal counsel, suppliers, etc.). This includes allowing for the measurement of awards at the grant date and recognition of awards with performance conditions when those conditions are probable, both of which are earlier than under current guidance for nonemployee awards. The Company adopted this standard as of January 1, 2020 on a retrospective basis. The adoption of this standard did not have a material impact on its financial statements.
In August 2018, the FASB issued ASU
No. 2018-13,
Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement
, which amends ASC 820, Fair Value Measurement. This standard modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The Company adopted this standard as of January 1, 2020 on a retrospective basis. The adoption of this standard did not have a material impact on its financial statements.

Recently issued accounting pronouncements
Recently issued accounting pronouncements
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842)
, subsequently amended by ASU
2018-10,
ASU
2018-11,
ASU
2018-20,
ASU
2019-01
and ASU
2019-10,
which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both lessors and lessees of a contract. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use
asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification on the balance sheets. Leases with a term of 12 months or less may be accounted for similar to existing guidance for operating leases today. The Company intends to use the modified retrospective approach to adopt this standard effective January 1, 2022. Additionally, the Company intends to use the package of available practical expedients, which allows it to (i) not reassess whether any expired or existing contracts are or contain leases; (ii) not reassess the lease classification for expired or existing leases; and (iii) not reassess the treatment of initial direct costs for any existing leases. The Company is currently evaluating the impact this standard will have on its financial statements and related disclosures.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
. The objective of the standard is to provide information about expected credit losses on financial instruments at each reporting date and to change how other-than temporary impairments on investment securities are recorded. The guidance is effective for the Company beginning on January 1, 2023, with early adoption permitted. The Company is currently evaluating the impact the standard may have on its financial statements and related disclosures.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives
and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40).
This standard simplifies the accounting for convertible debt instruments and convertible preferred stock by removing the existing guidance in ASC
470-20
that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock. ASU
2020-06
is effective for
the Company for annual reporting periods, and interim reporting periods within those annual periods, beginning after December 15, 2023, and early adoption is permitted. The Company is currently evaluating the impact this standard will have on its financial statements and related disclosures.

Recently issued accounting pronouncements
In February 2016, the FASB issued ASU
No. 2016-02
, Leases (Topic 842)
, subsequently amended by ASU
2018-10,
ASU
2018-11,
ASU
2018-20,
ASU
2019-01
and ASU
2019-10,
which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both lessors and lessees of a contract. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use
asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification on the balance sheets. Leases with a term of 12 months or less may be accounted for similar to existing guidance for operating leases today. The Company intends to utilize the modified retrospective approach to adopt this standard effective January 1, 2022. Additionally, the Company intends to utilize the package of available practical expedients, which allows it to (i) not reassess whether any expired or existing contracts are or contain leases; (ii) not reassess the lease classification for expired or existing leases; and (iii) not reassess the treatment of initial direct costs for any existing leases. The Company is currently evaluating the impact this standard will have on its financial statements and related disclosures.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
, which is intended to simplify the accounting for income taxes. This standard removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing standards to improve consistent application. The new standard will be effective beginning January 1, 2022. The Company is currently evaluating the impact this standard will have on its financial statements and related disclosures.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40).
This standard simplifies the accounting for convertible debt instruments and convertible preferred stock by removing the existing guidance in ASC
470-20
that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock. ASU
2020-06
is effective for the Company for annual reporting periods, and interim reporting periods within those annual periods, beginning after December 15, 2023, and early adoption is permitted. The Company is currently evaluating the impact this standard will have on its financial statements.

Non-marketable equity securities	The Company reports the restricted equity securities as
non-marketable
equity securities on the balance sheet, and determines current or non-current
classification based on the expected duration of the restriction.